Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Balance as of January 1	410,500	1,755,970	1,755,970	252,912
Goodwill acquired	1,345,470	—	—	—

Balance as of December 31	1,755,970	1,755,970	1,755,970	252,912

Summary of Goodwill Acquired by Allocation to Reporting Units	Following table summarizes the allocated goodwill by each reporting unit:

	RMB	US$
Hosting and related services	989,530	142,522
Managed network services	766,440	110,390

	1,755,970	252,912